Segment Information - Additional Information (Detail) - Segment	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Number of reportable segments	2
Equipment Sales | New Zealand | Sales Revenue, Net [Member]
Segment Reporting Information [Line Items]
Concentration risk percentage of total revenues	12.00%	11.00%	11.00%